CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer item	Dec. 31, 2018 USD ($) customer item	Dec. 31, 2017 customer item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item
CONCENTRATION OF RISKS
Depreciation of RMB against US$	1.60%	5.00%	(5.80%)
Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customers who contributed more than 3% of Company's revenue | customer	0	0	0
Cabinet and Bandwidth Supply
CONCENTRATION OF RISKS
Number of suppliers | item	5	5	5	5	5
Cabinet and Bandwidth Supply | Supplier Concentration Risk
CONCENTRATION OF RISKS
Concentration of risk, percentage	21.00%	19.00%	21.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration of risk, percentage	4.00%	4.00%	2.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
CONCENTRATION OF RISKS
Concentration of risk, percentage	8.00%
PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 168,214			¥ 1,171,075	¥ 1,131,588
Outside the PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 222,638	$ 258,083		¥ 1,549,958